Leases (Details) - Schedule of lease - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Assets :
Operating lease asstes (in Dollars)	$ 767
Liabilities:
Operating lease liabilities, current (in Dollars)	557	$ 551
Long term Operating lease liabilities (in Dollars)	$ 367
Weighted Average Discount Rate
Vehicles	3.50%
Facilities rent	3.50%
Maximum [Member]
Remaining Lease Term
Vehicles	131 days
Facilities rent	116 days
Minimum [Member]
Remaining Lease Term
Vehicles	2 years 32 days
Facilities rent	5 years 9 months